Share Based Compensation (Details 1) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Converted under Assumed Options:
Number of options, Outstanding, Beginning		2,825,390
Number of options, Granted	180,000
Number of options, Forfeited	(49,804)	(316,585)
Number of options, Outstanding, Ending	2,825,390	2,508,805
Number of options, Vested and expected to vest	2,825,390	2,508,805
Weighted average exercise price, Outstanding, Beginning		$ 5.38
Weighted average exercise price, Granted	$ 5.30
Weighted average exercise price, Forfeited	6.58	3.09
Weighted average exercise price, Outstanding, Ending	5.38	5.29
Weighted average exercise price, Vested and expected to vest	$ 5.38	$ 5.29
Weighted average remaining contractual term (Years), Outstanding, Beginning	6 years 11 months 26 days	6 years 5 months 5 days
Weighted average remaining contractual term (Years), Outstanding, Ending	6 years 5 months 5 days	6 years 4 days
Weighted average remaining contractual term (Years), Vested and expected to vest	6 years 5 months 5 days	6 years 4 days
Aggregate intrinsic value, Outstanding, Beginning	$ 6,561	$ 6,860
Aggregate intrinsic value, Outstanding, Ending	6,860	312
Aggregate intrinsic value, Vested and expected to vest	$ 6,860	$ 312